UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2007

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Municipal Income Fund -
Class A, Class T, Class B
and Class C

Annual Report

October 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended October 31, 2007	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) (dagger)	-1.70%	3.60%	4.79%
Class T (incl. 4.00% sales charge)(dagger)	-1.68%	3.51%	4.71%
Class B (incl. contingent deferred sales charge) A	-3.21%	3.33%	4.68%
Class C (incl. contingent deferred sales charge) B	0.60%	3.57%	4.34%

A Class B shares' contingent deferred sales charge included in the past one year, past five year, and past 10 year total return figures are 5%, 2%, and 0%, respectively.

B Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on November 3, 1997. Returns prior to November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year, and past 10 year total return figures are 1%, 0%, and 0%, respectively.

* The current sales charge is as of April 1, 2007. Prior to April 1, 2007, the sales charge was 4.75% for Class A and 3.50% for Class T.

Annual Report

Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Municipal Income Fund - Class T on October 31, 1997, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Fidelity® Advisor Municipal Income Fund

Municipal bonds struggled during the year ending October 31, 2007, responding to worries of higher interest rates and a global flight to quality that favored U.S. Treasury securities at the expense of nearly all other fixed-income investments. Early on, munis generated solid gains based on expectations that the Federal Reserve Board would cut interest rates in 2007 to stimulate the economy as inflation remained muted. Later, signs of stronger global economic growth found investors coming to the realization that interest rate cuts were further off in the future than originally expected. The Fed generally appeared to reinforce these new expectations, suggesting that it would stay on hold over the near term, as inflation remained its chief concern. Munis then enjoyed a reasonably strong July amid renewed hopes that the Fed might lower rates by year end to stem any economic fallout caused by the slowing housing market and the meltdown of the subprime mortgage market. After faltering in August, munis rebounded in September and October after the Fed began easing rates to stabilize the bond markets. During the 12-month period, the Lehman Brothers® Municipal Bond Index - a performance measure of nearly 42,000 investment-grade, fixed-rate, tax-exempt bonds - returned 2.91%. In comparison, the overall taxable market, as measured by the Lehman Brothers U.S. Aggregate Index, returned 5.38%.

During the past year, the fund's Class A, Class T, Class B and Class C shares gained 2.39%, 2.42%, 1.68% and 1.58%, respectively (excluding sales charges). Meanwhile, the Lehman Brothers 3 Plus Year Municipal Bond Index rose 2.78%. One primary factor aiding the fund's returns was my decision to underweight discount bonds - which are securities that trade below face value, or "par" - while overweighting intermediate-maturity premium bonds, which trade above par and generally outpaced discounts throughout much of the period. My larger-than-index stake in bonds that were prerefunded also worked to the fund's advantage. Prerefunding is a process that helped boost the bonds' returns. My comparatively large stake relative to the index in lower-quality investment-grade securities proved modestly detrimental overall. Initially, this positioning was a plus because lower-quality investment-grade bonds performed well amid robust demand for higher-yielding bonds. However, they detracted from performance in the final months of the period as the subprime mortgage market meltdown and credit contagion increasingly prompted investors to seek out the highest-quality bonds.

During the past year, the fund's Institutional Class shares gained 2.60%, while the Lehman Brothers 3 Plus Year Municipal Bond Index rose 2.78%. One primary factor aiding the fund's returns was my decision to underweight discount bonds - which are securities that trade below face value, or "par" - while overweighting intermediate-maturity premium bonds, which trade above par and generally outpaced discounts throughout much of the period. My larger-than-index stake in bonds that were prerefunded also worked to the fund's advantage. Prerefunding is a process that helped boost the bonds' returns. My comparatively large stake relative to the index in lower-quality investment-grade securities proved modestly detrimental overall. Initially, this positioning was a plus because lower-quality investment-grade bonds performed well amid robust demand for higher-yielding bonds. However, they detracted from performance in the final months of the period as the subprime mortgage market meltdown and credit contagion increasingly prompted investors to seek out the highest-quality bonds.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007 to October 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Paid During Period* May 1, 2007 to October 31, 2007
Class A
Actual	$ 1,000.00	$ 1,010.50	$ 3.85
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.87
Class T
Actual	$ 1,000.00	$ 1,010.50	$ 3.85
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.87
Class B
Actual	$ 1,000.00	$ 1,007.20	$ 7.18
HypotheticalA	$ 1,000.00	$ 1,018.05	$ 7.22
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Paid During Period* May 1, 2007 to October 31, 2007
Class C
Actual	$ 1,000.00	$ 1,006.70	$ 7.64
HypotheticalA	$ 1,000.00	$ 1,017.59	$ 7.68
Institutional Class
Actual	$ 1,000.00	$ 1,011.80	$ 2.64
HypotheticalA	$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.76%
Class T	.76%
Class B	1.42%
Class C	1.51%
Institutional Class	.52%

Annual Report

Investment Changes

Top Five States as of October 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	12.1	11.2
New York	11.2	12.3
Texas	10.9	11.3
California	10.6	12.8
Washington	6.0	7.0
Top Five Sectors as of October 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.6	40.2
Health Care	10.9	11.3
Transportation	9.3	8.2
Electric Utilities	9.2	10.1
Water & Sewer	8.6	8.4
Weighted Average Maturity as of October 31, 2007
		6 months ago
Years	7.0	6.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature such as a call, refunding or redemption provision. The prior period figure reflects this change.

Duration as of October 31, 2007
6 months ago
Years	7.0	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of October 31, 2007	As of April 30, 2007
AAA 60.7%	AAA 63.4%
AA,A 26.2%	AA,A 28.5%
BBB 6.8%	BBB 6.3%
BB and Below 1.2%	BB and Below 0.6%
Not Rated 1.1%	Not Rated 1.1%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 0.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments October 31, 2007

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount	Value
Arizona - 1.7%
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (d)	$ 1,300,000	$ 1,361,750
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (c)(d)	1,000,000	1,018,240
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,517,859
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	2,000,000	2,066,660
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (e)	3,750,000	2,861,550
Salt Verde Finl. Corp. Sr. Gas Rev. 5.25% 12/1/22	1,500,000	1,570,125
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/17 (AMBAC Insured)	1,000,000	1,072,170
		11,468,354
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	1,000,000	1,028,060
California - 10.6%
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	31,372
5% 8/1/20	6,600,000	6,917,988
5% 11/1/24 (b)	2,400,000	2,485,920
5% 6/1/27 (AMBAC Insured)	600,000	624,432
5% 9/1/27	1,410,000	1,443,234
5% 3/1/31	1,800,000	1,828,044
5% 9/1/31	1,500,000	1,524,510
5% 12/1/31 (MBIA Insured)	845,000	873,147
5% 9/1/32	1,600,000	1,624,992
5% 8/1/33	1,300,000	1,317,381
5% 9/1/33	1,800,000	1,826,820
5% 8/1/35	2,400,000	2,428,992
5% 9/1/35	3,600,000	3,648,456
5.125% 11/1/24	600,000	621,084
5.25% 2/1/16	1,000,000	1,069,820
5.25% 2/1/24	1,000,000	1,052,990
5.25% 2/1/27 (MBIA Insured)	500,000	525,145
5.25% 2/1/28	1,200,000	1,254,252
5.25% 2/1/33	2,000,000	2,060,700
5.25% 12/1/33	20,000	20,798
5.5% 11/1/33	5,400,000	5,712,660
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	$ 2,000,000	$ 2,062,900
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,747,752
Series 2005 H, 5% 6/1/18	1,425,000	1,492,602
Series 2005 K, 5% 11/1/17	2,300,000	2,428,570
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	500,000	497,710
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	1,300,000	1,343,706
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	700,000	709,660
5% 1/15/16 (MBIA Insured)	400,000	415,652
5.75% 1/15/40	600,000	612,822
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series A:
5% 6/1/45	5,650,000	5,685,200
5% 6/1/45 (FGIC Insured)	1,000,000	1,015,710
Series A1, 5% 6/1/33	400,000	359,552
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	4,000,000	4,077,760
Series A, 5.125% 7/1/41 (MBIA Insured)	1,300,000	1,331,876
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	800,000	830,864
Monterey County Ctfs. of Prtn. 5% 8/1/19 (AMBAC Insured)	1,000,000	1,069,120
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,039,680
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,000,000	570,880
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	708,140
5.5% 5/15/20 (AMBAC Insured)	740,000	797,787
Series K, 5% 5/15/18 (MBIA Insured)	2,470,000	2,655,843
Washington Township Health Care District Rev. Series A, 5% 7/1/15	1,025,000	1,068,604
		72,415,127
Municipal Bonds - continued
	Principal Amount	Value
Colorado - 2.1%
Adams & Arapahoe Counties Joint School District #28J Aurora Series A, 5.125% 12/1/21 (FSA Insured)	$ 1,810,000	$ 1,913,767
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (e)	4,565,000	2,346,684
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	906,990
(Volunteers of America Care Proj.) Series A:
5% 7/1/14	570,000	569,322
5.3% 7/1/37	300,000	277,665
Colorado Wtr. Resources and Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A:
5.625% 9/1/13	235,000	252,273
5.625% 9/1/14	230,000	246,905
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	4,600,000	4,811,416
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (e)	1,200,000	785,808
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/10	1,305,000	1,324,601
E-470 Pub. Hwy. Auth. Rev. Series B, 0% 9/1/20 (MBIA Insured)	1,500,000	848,835
		14,284,266
Connecticut - 0.5%
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	3,350,000	3,353,317
District Of Columbia - 2.7%
District of Columbia Gen. Oblig. Series B:
0% 6/1/12 (MBIA Insured)	1,200,000	1,002,132
5.25% 6/1/26 (FSA Insured)	6,000,000	6,102,540
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,490,000	1,562,697
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	2,500,000	2,568,825
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured) (b)	6,400,000	6,965,440
		18,201,634
Municipal Bonds - continued
	Principal Amount	Value
Florida - 2.6%
Brevard County School Board Ctfs. of Prtn. Series B, 5% 7/1/24 (AMBAC Insured)	$ 1,000,000	$ 1,041,140
Broward County School Board Ctfs. of Prtn. Series A, 5% 7/1/17 (FGIC Insured)	1,000,000	1,067,000
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	600,000	631,440
Florida Board of Ed. Series B, 5.5% 6/1/16 (FGIC Insured)	1,000,000	1,081,310
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,061,530
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series B, 5% 11/15/14	1,000,000	1,050,100
Series G:
5% 11/15/16	100,000	105,497
5.125% 11/15/18	1,000,000	1,057,340
Series 2002, 3.95%, tender 9/1/12 (c)	2,100,000	2,079,000
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15 (b)	1,335,000	1,393,513
5% 7/1/19 (b)	2,230,000	2,293,466
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	1,000,000	1,021,670
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	1,000,000	1,018,650
Miami-Dade County School Board Ctfs. of Prtn. Series A, 5% 8/1/21 (AMBAC Insured) (b)	2,000,000	2,072,220
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (MBIA Insured)	500,000	525,930
		17,499,806
Georgia - 3.1%
Atlanta Arpt. Rev. Series F, 5.25% 1/1/13 (FSA Insured) (d)	1,000,000	1,061,490
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	2,400,000	2,475,624
5% 11/1/43 (FSA Insured)	9,070,000	9,317,430
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	2,200,000	2,311,562
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (e)	1,100,000	584,837
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	2,500,000	2,595,825
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Richmond County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	$ 1,190,000	$ 632,687
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	2,500,000	1,329,175
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	2,310,000	1,228,158
		21,536,788
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (FGIC Insured) (d)	1,300,000	1,486,524
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (MBIA Insured) (d)	1,250,000	1,346,238
		2,832,762
Illinois - 12.1%
Chicago Board of Ed. Series A, 0% 12/1/16 (FGIC Insured)	1,300,000	899,574
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	6,125,000	4,409,571
0% 1/1/24 (FGIC Insured)	6,110,000	2,921,313
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/43 (AMBAC Insured)	1,040,000	1,059,230
Series 2004 A, 5% 1/1/34 (FSA Insured)	3,300,000	3,382,302
Series A:
5% 1/1/42 (AMBAC Insured)	1,700,000	1,728,101
5.25% 1/1/33 (MBIA Insured)	310,000	320,246
5.5% 1/1/38 (MBIA Insured)	255,000	267,541
5.5% 1/1/38 (Pre-Refunded to 1/1/11 @ 101) (e)	10,000	10,685
Series C, 5.5% 1/1/40 (FGIC Insured)	525,000	552,337
Chicago Midway Arpt. Rev. Series B, 6% 1/1/09 (MBIA Insured) (d)	300,000	302,643
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5.5% 1/1/16 (AMBAC Insured) (d)	900,000	911,718
6.25% 1/1/09 (AMBAC Insured) (d)	3,325,000	3,372,082
Series B, 5% 1/1/26 (MBIA Insured) (d)	1,405,000	1,434,927
5.5% 1/1/09 (AMBAC Insured) (d)	570,000	582,380
Chicago Park District Series A, 5.5% 1/1/19 (FGIC Insured)	155,000	163,372
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21 (AMBAC Insured)	$ 1,400,000	$ 1,476,160
Cook County Gen. Oblig.:
Series B:
5% 11/15/18 (MBIA Insured)	1,000,000	1,077,640
5.25% 11/15/26 (MBIA Insured)	300,000	318,246
Series C, 5% 11/15/25 (AMBAC Insured)	1,100,000	1,136,982
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,457,928
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	1,500,000	1,578,675
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (c)(d)	2,810,000	2,807,021
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (e)	5,900,000	2,858,904
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) 5% 12/1/38	900,000	921,726
Illinois Fin. Auth. Rev. (Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,685,720
Illinois Gen. Oblig.:
First Series, 5.75% 12/1/18 (MBIA Insured)	1,000,000	1,063,170
Series 2006, 5.5% 1/1/31	1,000,000	1,153,900
First Series, 5.5% 4/1/17 (MBIA Insured)	1,000,000	1,043,140
First Series, 5.6% 4/1/21 (MBIA Insured)	1,000,000	1,044,480
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	3,000,000	3,101,730
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,186,856
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,048,160
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (e)	1,500,000	1,653,150
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5% 2/1/35 (FGIC Insured)	1,000,000	1,030,520
Illinois Sales Tax Rev. First Series, 6% 6/15/20	600,000	636,168
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (FSA Insured)	700,000	730,947
Series 2006 A2, 5% 1/1/31 (FSA Insured)	6,000,000	6,256,440
Joliet School District #86 Gen. Oblig. Cap. Appreciation 0% 11/1/19 (FSA Insured)	2,000,000	1,192,500
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	1,000,000	658,580
6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,337,677
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	$ 1,805,000	$ 1,019,247
Lake County Forest Preservation District Series 2007 A, 4.165% 12/15/13 (c)	1,000,000	1,000,680
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,953,768
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,070,000	1,156,970
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	3,300,000	3,587,199
Series A:
0% 6/15/16 (FGIC Insured)	2,375,000	1,675,919
0% 6/15/19 (MBIA Insured)	3,710,000	2,250,968
0% 6/15/22 (MBIA Insured)	1,100,000	570,856
0% 12/15/24 (MBIA Insured)	3,090,000	1,414,293
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (MBIA Insured)	60,000	65,360
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	1,035,900
Univ. of Illinois Univ. Revs. 0% 4/1/15 (MBIA Insured)	3,700,000	2,759,460
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000,000	758,340
		83,023,402
Indiana - 2.1%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (MBIA Insured)	1,790,000	1,949,203
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	2,600,000	3,135,470
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/11	1,500,000	1,539,525
Indiana Health Facility Fing. Auth. Rev. (Sisters of Saint Francis Health Svc. Proj.) 5.5% 11/1/31 (Pre-Refunded to 11/1/11 @ 101) (e)	1,500,000	1,624,425
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	667,360
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (d)	1,000,000	1,055,410
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	834,051
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) 5.95% 12/1/29 (d)	2,000,000	2,095,740
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	$ 1,000,000	$ 1,018,820
Wayne Township Marion County School Bldg. Corp. 5.5% 7/15/27 (MBIA Insured)	700,000	759,871
		14,679,875
Iowa - 0.8%
Coralville Urban Renewal Rev. Series C:
5% 6/1/13	1,035,000	1,063,814
5.125% 6/1/39	500,000	485,890
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)	4,000,000	4,225,280
		5,774,984
Kansas - 1.5%
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	355,941
5.25% 11/15/16	955,000	1,013,370
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	1,500,000	1,588,785
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5% 12/1/13 (MBIA Insured)	2,390,000	2,432,542
5% 12/1/14 (MBIA Insured)	500,000	508,900
5.25% 12/1/09 (MBIA Insured)	1,420,000	1,447,591
5.25% 12/1/11 (MBIA Insured)	1,750,000	1,783,408
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,059,840
		10,190,377
Kentucky - 0.3%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	2,170,000	2,286,182
Louisiana - 1.0%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,810,393
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.):
5.375% 6/1/32 (FGIC Insured)	1,600,000	1,718,160
5.5% 6/1/41 (FGIC Insured)	1,000,000	1,081,890
New Orleans Gen. Oblig.:
0% 9/1/15 (AMBAC Insured)	700,000	504,154
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
New Orleans Gen. Oblig.: - continued
5.25% 12/1/23 (MBIA Insured)	$ 1,000,000	$ 1,058,590
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	420,000	417,320
		6,590,507
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,200,000	1,276,548
Series 2004, 5.25% 7/1/30 (FSA Insured)	1,000,000	1,056,790
		2,333,338
Maryland - 0.4%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (e)	1,665,000	1,781,051
5.75% 7/1/13 (Escrowed to Maturity) (e)	1,015,000	1,085,746
		2,866,797
Massachusetts - 4.4%
Massachusetts Gen. Oblig.:
Series A, 4.159% 5/1/37 (FGIC Insured) (c)	1,000,000	944,450
Series C:
5% 8/1/37 (AMBAC Insured)	4,800,000	5,002,608
5.25% 8/1/24 (FSA Insured)	2,200,000	2,370,170
Massachusetts Health & Edl. Facilities Auth. Rev. (New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	245,000	245,235
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/10	4,500,000	4,072,275
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
4.5% 8/15/35 (AMBAC Insured)	2,100,000	2,038,260
5% 8/15/23 (FSA Insured)	5,000,000	5,252,600
5% 8/15/30 (FSA Insured)	4,500,000	4,681,935
5% 8/15/37 (AMBAC Insured)	2,200,000	2,286,086
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	10,000	10,218
Springfield Gen. Oblig. 5% 8/1/20 (MBIA Insured)	3,335,000	3,523,061
		30,426,898
Municipal Bonds - continued
	Principal Amount	Value
Michigan - 2.2%
Allegan Pub. School District 5% 5/1/18 (MBIA Insured) (b)	$ 1,515,000	$ 1,626,504
Clarkston Cmnty. Schools 5% 5/1/12 (FSA Insured) (b)	1,100,000	1,153,515
Detroit Swr. Disp. Rev. Series B, 5% 7/1/36 (FGIC Insured)	2,800,000	2,885,120
DeWitt Pub. Schools 5% 5/1/12 (MBIA Insured) (b)	1,370,000	1,436,925
Ferris State Univ. Rev. 5% 10/1/19 (MBIA Insured)	1,440,000	1,509,264
Michigan Hosp. Fin. Auth. Rev. (McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	2,000,000	2,029,100
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	1,000,000	1,001,580
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	2,310,000	2,378,006
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,051,600
		15,071,614
Minnesota - 1.5%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthSpan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	1,800,000	1,800,234
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series A, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,054,790
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	1,000,000	1,111,410
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	590,000	599,912
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,121,760
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,013,620
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,419,012
Series 2003 11, 5.25% 12/1/18	1,000,000	1,064,000
		10,184,738
Missouri - 0.5%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,010,000	1,062,409
Municipal Bonds - continued
	Principal Amount	Value
Missouri - continued
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Washington Univ. Proj.) Series A, 5% 1/15/37	$ 1,700,000	$ 1,764,617
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	859,444
		3,686,470
Montana - 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (c)	1,500,000	1,524,435
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,036,530
		2,560,965
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) 4.091% 12/1/17 (c)	1,100,000	1,035,331
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	1,100,000	1,131,361
5% 2/1/46	2,000,000	2,041,740
		4,208,432
Nevada - 0.5%
Clark County Arpt. Rev. Series C, 5.375% 7/1/22 (AMBAC Insured) (d)	1,000,000	1,044,720
Las Vegas Valley Wtr. District Series B:
5.25% 6/1/16 (MBIA Insured)	1,000,000	1,066,290
5.25% 6/1/17 (MBIA Insured)	1,000,000	1,062,500
		3,173,510
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(d)	1,000,000	992,950
New Jersey - 1.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	700,000	786,961
New Jersey Econ. Dev. Auth. Rev. Series 2005 O:
5.25% 3/1/21 (MBIA Insured)	1,000,000	1,074,670
5.25% 3/1/23	2,000,000	2,131,080
5.25% 3/1/25	1,500,000	1,593,450
5.25% 3/1/26	915,000	969,644
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	$ 900,000	$ 940,653
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	445,196
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,082,120
		9,023,774
New Mexico - 1.0%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (d)	3,970,000	4,058,491
6.75% 7/1/09 (AMBAC Insured) (d)	450,000	470,633
6.75% 7/1/11 (AMBAC Insured) (d)	1,805,000	1,977,919
		6,507,043
New York - 11.2%
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/15 (FSA Insured) (b)	600,000	643,632
Erie County Indl. Dev. Agcy. School Facilities Rev.:
(Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (FSA Insured)	1,500,000	1,653,045
Series 2004:
5.75% 5/1/17 (FSA Insured)	1,600,000	1,777,936
5.75% 5/1/21 (FSA Insured)	4,900,000	5,406,415
5.75% 5/1/25 (FSA Insured)	600,000	656,976
(City of Buffalo Proj.) Series 2003, 5.75% 5/1/21 (FSA Insured)	1,200,000	1,300,368
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	3,100,000	3,152,731
5% 2/15/47 (FGIC Insured)	1,200,000	1,231,272
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,457,372
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	1,000,000	1,038,890
New York City Gen. Oblig.:
Series 2005 G, 5% 8/1/15	1,000,000	1,076,280
Series A, 5.25% 11/1/14 (MBIA Insured)	600,000	640,530
Series J, 5.5% 6/1/19	880,000	953,542
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (d)	655,000	658,989
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Indl. Dev. Agcy. Rev. (Yankee Stadium Proj.):
5% 3/1/31 (FGIC Insured)	$ 1,000,000	$ 1,037,490
5% 3/1/36 (MBIA Insured)	700,000	723,149
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/09 (d)	1,000,000	1,011,920
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	500,000	518,125
Series 2005 D:
5% 6/15/37	400,000	411,452
5% 6/15/38	1,300,000	1,337,219
Series A, 5.125% 6/15/34 (MBIA Insured)	2,000,000	2,072,500
Series 2005 D, 5% 6/15/39	500,000	513,990
Series 2003 E, 5% 6/15/34	1,600,000	1,637,616
New York City Transitional Fin. Auth. Rev.:
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,037,330
Series A:
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (e)	10,000	10,617
6% 11/1/28 (a)	2,000,000	2,173,760
Series B:
5% 8/1/32	1,300,000	1,340,417
5.25% 2/1/29 (a)	2,000,000	2,097,420
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	1,000,000	1,037,410
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	1,500,000	1,607,940
Series C, 7.5% 7/1/10	280,000	296,069
(New York Univ. Hosp. Ctr. Proj.) Series A, 5% 7/1/14	1,000,000	1,029,580
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	1,000,000	1,091,630
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Series F:
4.875% 6/15/18	870,000	884,172
4.875% 6/15/20	795,000	807,227
5% 6/15/15	305,000	310,511
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,599,555
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	1,600,000	1,710,000
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (d)	$ 2,700,000	$ 2,763,585
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	1,115,000	1,177,986
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,057,760
5.25% 6/1/22 (AMBAC Insured)	950,000	1,003,903
5.5% 6/1/14	1,200,000	1,231,920
5.5% 6/1/16	4,700,000	4,886,872
Series C1:
5.5% 6/1/14	400,000	410,640
5.5% 6/1/15	1,700,000	1,769,292
5.5% 6/1/16	1,000,000	1,052,500
5.5% 6/1/17	1,600,000	1,682,368
5.5% 6/1/18	2,800,000	2,976,232
5.5% 6/1/19	1,600,000	1,713,824
5.5% 6/1/21	5,000,000	5,330,000
5.5% 6/1/22	1,500,000	1,595,940
		76,597,899
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (d)	500,000	509,165
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (d)	1,400,000	1,568,280
		2,077,445
North Carolina - 1.5%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,021,900
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,292,022
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	355,000	362,977
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,620,000	1,697,144
Series D, 6.7% 1/1/19	1,115,000	1,176,314
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,051,290
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/20	$ 1,000,000	$ 1,038,760
North Carolina Med. Care Commission Retirement Facilities Rev. (Southminster Proj.) 5.75% 10/1/37 (b)	1,000,000	990,060
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,388,168
		10,018,635
North Dakota - 0.2%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,250,499
Ohio - 0.9%
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000,000	1,928,820
5.875% 6/1/47	1,300,000	1,260,454
6.5% 6/1/47	2,200,000	2,287,714
Plain Local School District 6% 12/1/25 (FGIC Insured)	410,000	442,837
		5,919,825
Oklahoma - 1.1%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.25% 10/1/29 (FGIC Insured)	1,000,000	1,066,510
5.5% 10/1/21 (FGIC Insured)	1,695,000	1,853,788
Oklahoma Industries Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A:
5.75% 8/15/29 (MBIA Insured)	865,000	908,181
6% 8/15/19 (MBIA Insured)	1,740,000	1,834,308
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,577,235
		7,240,022
Oregon - 0.4%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (AMBAC Insured)	1,715,000	1,827,367
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,129,250
		2,956,617
Pennsylvania - 3.0%
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,367,925
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,061,670
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,734,913
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	$ 3,500,000	$ 3,748,535
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	700,000	871,612
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	514,412
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,126,203
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (d)	2,000,000	2,090,740
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(d)	500,000	499,625
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	2,565,000	2,715,950
Philadelphia Gas Works Rev.:
Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	616,356
Series 17, 5.375% 7/1/20 (FSA Insured)	500,000	534,465
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,697,350
		20,579,756
Puerto Rico - 0.8%
Puerto Rico Govt. Dev. Bank:
Series B:
5% 12/1/10	1,000,000	1,033,290
5% 12/1/12	2,500,000	2,618,350
Series C, 5.25% 1/1/15 (d)	1,000,000	1,056,660
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	2,400,000	462,552
0% 8/1/54 (AMBAC Insured)	6,700,000	633,686
		5,804,538
Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,078,660
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (d)	4,000,000	4,417,600
		5,496,260
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - 1.4%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	$ 3,750,000	$ 3,964,575
Greenwood Fifty School Facilities Installment 5% 12/1/21	1,000,000	1,045,050
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,067,871
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) 5% 4/1/16	1,000,000	1,016,420
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (e)	1,000,000	1,130,230
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured)	1,000,000	1,064,660
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	545,000	557,497
		9,846,303
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/13	1,000,000	1,031,800
5% 12/15/15	1,500,000	1,546,305
5% 12/15/16	1,500,000	1,541,925
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/16	1,805,000	1,868,789
		5,988,819
Texas - 10.9%
Abilene Independent School District 5% 2/15/19	1,090,000	1,149,024
Aldine Independent School District (School Bldg. Proj.) 5.25% 2/15/32	2,000,000	2,121,960
Aledo Independent School District (School Bldg. Proj.) Series A, 5.125% 2/15/33	1,000,000	1,038,350
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	980,040
Austin Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,076,374
Boerne Independent School District 5.25% 2/1/35	1,500,000	1,564,680
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,102,960
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,059,051
Cypress-Fairbanks Independent School District Series A:
0% 2/15/14	3,200,000	2,495,584
0% 2/15/16	1,400,000	993,244
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.:
Series A, 5.25% 11/1/12 (MBIA Insured) (d)	$ 1,000,000	$ 1,059,270
5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (d)	2,500,000	2,583,325
Denton Independent School District 5% 8/15/33	1,600,000	1,633,936
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,280,000	1,329,856
Garland Independent School District 5.5% 2/15/19	2,500,000	2,602,850
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (MBIA Insured)	1,000,000	1,061,590
Harris County Gen. Oblig.:
0% 10/1/17 (MBIA Insured)	2,500,000	1,649,850
0% 8/15/24 (MBIA Insured)	1,000,000	463,200
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,043,230
Houston Arpt. Sys. Rev. Series A, 5.625% 7/1/19 (FSA Insured) (d)	1,000,000	1,056,170
Houston Independent School District 0% 8/15/13	1,300,000	1,037,621
Humble Independent School District:
Series 2005 B, 5.25% 2/15/20 (FGIC Insured)	1,800,000	1,936,044
0% 2/15/17	1,000,000	678,790
Hurst Euless Bedford Independent School District 0% 8/15/11	1,000,000	868,730
Kermit Independent School District 5.25% 2/15/32	700,000	742,686
Lamar Consolidated Independent School District 5% 2/15/20	1,000,000	1,061,670
Lampasas Independent School District (School Bldg. Proj.) 5.25% 2/15/32	1,000,000	1,059,080
Lewisville Independent School District 0% 8/15/19	2,340,000	1,401,496
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	1,100,000	1,161,622
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C:
5% 5/15/33 (AMBAC Insured)	700,000	715,918
5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,065,000
Mansfield Independent School District:
5.375% 2/15/26	145,000	150,787
5.5% 2/15/17	25,000	26,672
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,067,435
New Caney Independent School District 5.25% 2/15/37	1,000,000	1,059,540
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Central Texas Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	$ 1,230,000	$ 1,325,177
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,029,210
Series 2005 A, 5% 1/1/35 (FSA Insured) (b)	1,000,000	1,026,550
Northside Independent School District 5.5% 2/15/15	940,000	994,106
Northwest Texas Independent School District 5.5% 8/15/21	170,000	182,097
Pampa Independent School District 5% 8/15/36	1,000,000	1,032,740
Prosper Independent School District:
5.125% 8/15/30	400,000	417,292
5.375% 8/15/37	2,000,000	2,155,100
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (c)(d)	4,645,000	4,594,602
San Marcos Consolidated Independent School District 5% 8/1/20	1,525,000	1,596,782
Spring Branch Independent School District 5.375% 2/1/18	345,000	360,321
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,700,000	4,090,034
0% 9/1/11 (Escrowed to Maturity) (e)	50,000	43,560
0% 9/1/15 (MBIA Insured)	1,100,000	802,021
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	440,000	452,219
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	4,100,000	4,362,974
5.75% 8/15/38 (AMBAC Insured)	3,775,000	4,079,907
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,000,000	1,026,260
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (e)	1,000,000	1,101,520
White Settlement Independent School District 5.75% 8/15/34	1,440,000	1,560,226
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35,000	36,970
		74,367,303
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6.5% 7/1/09 (AMBAC Insured)	365,000	383,046
Municipal Bonds - continued
	Principal Amount	Value
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	$ 400,000	$ 426,808
6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,076,900
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,027,690
		2,531,398
Washington - 6.0%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/17 (MBIA Insured)	1,000,000	664,240
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (d)	1,715,000	1,782,502
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (FGIC Insured) (d)	1,950,000	2,032,446
King County Gen. Oblig. 5% 1/1/35 (FGIC Insured)	1,050,000	1,081,101
King County Swr. Rev. Series B, 5.125% 1/1/33 (FSA Insured)	2,800,000	2,886,884
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (d)	3,000,000	3,071,760
Spokane County School District #81 5.25% 12/1/18 (FSA Insured)	1,000,000	1,063,390
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,059,870
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (MBIA Insured)	1,000,000	1,099,700
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	1,000,000	1,042,990
5.25% 1/1/26 (FSA Insured)	1,000,000	1,036,360
Series B, 5% 7/1/28 (FSA Insured)	1,095,000	1,137,245
Series E, 5% 1/1/29 (MBIA Insured)	1,000,000	1,035,190
Series R 97A, 0% 7/1/19 (MBIA Insured)	1,200,000	729,180
Series S5, 0% 1/1/18 (FGIC Insured)	1,000,000	653,700
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,000,000	3,193,470
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,180,951
		40,750,979
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 1.2%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	$ 795,000	$ 820,941
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	335,000	356,541
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	69,282
5.5% 3/1/17 (Pre-Refunded to 3/1/12 @ 100) (e)	1,095,000	1,163,087
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	992,260
Series B, 6% 2/15/25	1,500,000	1,543,620
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/16	1,000,000	1,039,990
5.75% 8/15/30 (Pre-Refunded to 2/15/12 @ 101) (e)	1,500,000	1,638,960
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (e)	600,000	667,374
		8,292,055
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $645,768,624)	656,303,369
NET OTHER ASSETS - 4.0%	27,436,958
NET ASSETS - 100%	$ 683,740,327
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	38.6%
Health Care	10.9%
Transportation	8.8%
Electric Utilities	9.2%
Water & Sewer	8.6%
Special Tax	7.3%
Others* (individually less than 5%)	16.6%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2007
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $645,768,624)		$ 656,303,369
Cash		40,845,039
Receivable for fund shares sold		2,935,431
Interest receivable		9,490,062
Prepaid expenses		313
Other receivables		22,718
Total assets		709,596,932

Liabilities
Payable for investments purchased Regular delivery	$ 1,239,431
Delayed delivery	20,938,464
Payable for fund shares redeemed	2,418,116
Distributions payable	705,044
Accrued management fee	194,757
Distribution fees payable	178,880
Other affiliated payables	139,473
Other payables and accrued expenses	42,440
Total liabilities		25,856,605

Net Assets		$ 683,740,327
Net Assets consist of:
Paid in capital		$ 668,670,415
Undistributed net investment income		382,136
Accumulated undistributed net realized gain (loss) on investments		4,153,031
Net unrealized appreciation (depreciation) on investments		10,534,745
Net Assets		$ 683,740,327

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2007
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($160,903,199 ÷ 12,653,623 shares)	$ 12.72

Maximum offering price per share (100/96.00 of $12.72)	$ 13.25
Class T: Net Asset Value and redemption price per share ($281,113,484 ÷ 22,056,307 shares)	$ 12.75

Maximum offering price per share (100/96.00 of $12.75)	$ 13.28
Class B: Net Asset Value and offering price per share ($48,171,962 ÷ 3,797,347 shares)A	$ 12.69

Class C: Net Asset Value and offering price per share ($60,970,680 ÷ 4,786,201 shares)A	$ 12.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($132,581,002 ÷ 10,467,840 shares)	$ 12.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2007
Investment Income
Interest		$ 28,848,351

Expenses
Management fee	$ 2,339,911
Transfer agent fees	688,134
Distribution fees	2,175,094
Accounting fees and expenses	152,573
Custodian fees and expenses	9,705
Independent trustees' compensation	2,213
Registration fees	88,628
Audit	53,432
Legal	4,414
Miscellaneous	5,594
Total expenses before reductions	5,519,698
Expense reductions	(194,737)	5,324,961
Net investment income		23,523,390
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,674,433
Change in net unrealized appreciation (depreciation) on investment securities		(14,230,826)
Net gain (loss)		(9,556,393)
Net increase (decrease) in net assets resulting from operations		$ 13,966,997

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2007	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,523,390	$ 25,252,552
Net realized gain (loss)	4,674,433	5,675,829
Change in net unrealized appreciation (depreciation)	(14,230,826)	4,279,338
Net increase (decrease) in net assets resulting from operations	13,966,997	35,207,719
Distributions to shareholders from net investment income	(23,472,444)	(25,274,196)
Distributions to shareholders from net realized gain	(4,708,167)	(8,244,683)
Total distributions	(28,180,611)	(33,518,879)
Share transactions - net increase (decrease)	54,152,047	(16,629,046)
Total increase (decrease) in net assets	39,938,433	(14,940,206)

Net Assets
Beginning of period	643,801,894	658,742,100
End of period (including undistributed net investment income of $382,136 and distributions in excess of net investment income of $193,440, respectively)	$ 683,740,327	$ 643,801,894

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 13.00	$ 12.97	$ 13.28	$ 13.00	$ 12.87
Income from Investment Operations
Net investment income C	.488	.504	.521	.533	.539
Net realized and unrealized gain (loss)	(.185)	.193	(.201)	.301	.137
Total from investment operations	.303	.697	.320	.834	.676
Distributions from net investment income	(.488)	(.505)	(.520)	(.532)	(.544)
Distributions from net realized gain	(.095)	(.162)	(.110)	(.022)	(.002)
Total distributions	(.583)	(.667)	(.630)	(.554)	(.546)
Net asset value, end of period	$ 12.72	$ 13.00	$ 12.97	$ 13.28	$ 13.00
Total Return A, B	2.39%	5.56%	2.46%	6.56%	5.33%
Ratios to Average Net Assets D
Expenses before reductions	.73%	.68%	.69%	.69%	.68%
Expenses net of fee waivers, if any	.73%	.68%	.69%	.69%	.68%
Expenses net of all reductions	.70%	.63%	.67%	.69%	.68%
Net investment income	3.82%	3.93%	3.96%	4.07%	4.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 160,903	$ 144,183	$ 123,844	$ 101,763	$ 87,406
Portfolio turnover rate	27%	26%	22%	17%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 13.00	$ 13.31	$ 13.03	$ 12.89
Income from Investment Operations
Net investment incomeC	.484	.493	.509	.522	.529
Net realized and unrealized gain (loss)	(.177)	.181	(.202)	.299	.144
Total from investment operations	.307	.674	.307	.821	.673
Distributions from net investment income	(.482)	(.492)	(.507)	(.519)	(.531)
Distributions from net realized gain	(.095)	(.162)	(.110)	(.022)	(.002)
Total distributions	(.577)	(.654)	(.617)	(.541)	(.533)
Net asset value, end of period	$ 12.75	$ 13.02	$ 13.00	$ 13.31	$ 13.03
Total Return A, B	2.42%	5.36%	2.35%	6.44%	5.30%
Ratios to Average Net Assets D
Expenses before reductions	.77%	.78%	.79%	.79%	.78%
Expenses net of fee waivers, if any	.77%	.78%	.79%	.79%	.78%
Expenses net of all reductions	.74%	.73%	.77%	.78%	.77%
Net investment income	3.78%	3.83%	3.86%	3.97%	4.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 281,113	$ 310,132	$ 318,973	$ 319,734	$ 340,542
Portfolio turnover rate	27%	26%	22%	17%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 12.94	$ 13.25	$ 12.98	$ 12.85
Income from Investment Operations
Net investment incomeC	.398	.407	.421	.435	.443
Net realized and unrealized gain (loss)	(.185)	.193	(.200)	.291	.136
Total from investment operations	.213	.600	.221	.726	.579
Distributions from net investment income	(.398)	(.408)	(.421)	(.434)	(.447)
Distributions from net realized gain	(.095)	(.162)	(.110)	(.022)	(.002)
Total distributions	(.493)	(.570)	(.531)	(.456)	(.449)
Net asset value, end of period	$ 12.69	$ 12.97	$ 12.94	$ 13.25	$ 12.98
Total Return A, B	1.68%	4.78%	1.70%	5.70%	4.56%
Ratios to Average Net Assets D
Expenses before reductions	1.43%	1.44%	1.45%	1.44%	1.43%
Expenses net of fee waivers, if any	1.43%	1.44%	1.45%	1.44%	1.43%
Expenses net of all reductions	1.40%	1.39%	1.42%	1.44%	1.42%
Net investment income	3.12%	3.17%	3.21%	3.32%	3.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,172	$ 65,114	$ 82,084	$ 97,487	$ 110,853
Portfolio turnover rate	27%	26%	22%	17%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 12.99	$ 13.30	$ 13.02	$ 12.89
Income from Investment Operations
Net investment incomeC	.388	.396	.410	.423	.430
Net realized and unrealized gain (loss)	(.187)	.192	(.202)	.300	.135
Total from investment operations	.201	.588	.208	.723	.565
Distributions from net investment income	(.386)	(.396)	(.408)	(.421)	(.433)
Distributions from net realized gain	(.095)	(.162)	(.110)	(.022)	(.002)
Total distributions	(.481)	(.558)	(.518)	(.443)	(.435)
Net asset value, end of period	$ 12.74	$ 13.02	$ 12.99	$ 13.30	$ 13.02
Total ReturnA, B	1.58%	4.66%	1.59%	5.65%	4.44%
Ratios to Average Net AssetsD
Expenses before reductions	1.52%	1.53%	1.54%	1.54%	1.53%
Expenses net of fee waivers, if any	1.52%	1.53%	1.54%	1.54%	1.53%
Expenses net of all reductions	1.49%	1.48%	1.52%	1.54%	1.52%
Net investment income	3.03%	3.08%	3.11%	3.22%	3.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,971	$ 62,799	$ 63,984	$ 58,984	$ 59,423
Portfolio turnover rate	27%	26%	22%	17%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.95	$ 12.92	$ 13.24	$ 12.96	$ 12.83
Income from Investment Operations
Net investment income B	.508	.520	.540	.551	.556
Net realized and unrealized gain (loss)	(.180)	.196	(.208)	.304	.139
Total from investment operations	.328	.716	.332	.855	.695
Distributions from net investment income	(.513)	(.524)	(.542)	(.553)	(.563)
Distributions from net realized gain	(.095)	(.162)	(.110)	(.022)	(.002)
Total distributions	(.608)	(.686)	(.652)	(.575)	(.565)
Net asset value, end of period	$ 12.67	$ 12.95	$ 12.92	$ 13.24	$ 12.96
Total Return A	2.60%	5.73%	2.56%	6.75%	5.50%
Ratios to Average Net Assets C
Expenses before reductions	.53%	.54%	.53%	.54%	.54%
Expenses net of fee waivers, if any	.53%	.54%	.53%	.54%	.54%
Expenses net of all reductions	.50%	.49%	.51%	.53%	.53%
Net investment income	4.02%	4.07%	4.13%	4.23%	4.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 132,581	$ 61,573	$ 69,857	$ 44,164	$ 44,960
Portfolio turnover rate	27%	26%	22%	17%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2007

1. Organization.

Fidelity Advisor Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 14,385,685
Unrealized depreciation	(3,879,898)
Net unrealized appreciation (depreciation)	10,505,787
Undistributed ordinary income	8,894
Undistributed long-term capital gain	3,824,613

Cost for federal income tax purposes	$ 645,797,582

The tax character of distributions paid was as follows:

	October 31, 2007	October 31, 2006
Tax-exempt Income	$ 23,472,444	$ 25,274,196
Ordinary Income	-	458,038
Long-term Capital Gains	4,708,167	7,786,645
Total	$ 28,180,611	$ 33,518,879

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $197,437,735 and $170,340,874, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 309,335	$ 16,419
Class T	0%	.25%	744,572	15,697
Class B	.65%	.25%	501,995	363,847
Class C	.75%	.25%	619,192	94,759
			$ 2,175,094	$ 490,722

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares(4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 39,047
Class T	16,927
Class B*	121,070
Class C*	7,224
$ 184,268

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 152,774.10
Class T	318,369.11
Class B	64,716.12
Class C	66,736.11
Institutional Class	85,539.11
	$ 688,134

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,349 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $9,705 and $144,372, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 8,651
Class T	20,359
Class B	3,039
Class C	3,612
Institutional Class	3,828
$ 39,489

Annual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2007	2006
From net investment income
Class A	$ 5,645,681	$ 5,475,285
Class T	11,211,828	12,053,776
Class B	1,743,488	2,316,388
Class C	1,867,071	1,936,779
Institutional Class	3,004,376	3,491,968
Total	$ 23,472,444	$ 25,274,196
From net realized gain
Class A	$ 1,058,491	$ 1,555,692
Class T	2,260,436	3,978,415
Class B	465,204	1,007,878
Class C	456,116	788,459
Institutional Class	467,920	914,239
Total	$ 4,708,167	$ 8,244,683

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years ended October 31,		Dollars Years ended October 31,
	2007	2006	2007	2006
Class A
Shares sold	4,272,472	4,948,217	$ 54,522,728	$ 63,420,086
Reinvestment of distributions	345,997	371,154	4,430,985	4,767,130
Shares redeemed	(3,058,970)	(3,774,302)	(39,089,552)	(48,584,463)
Net increase (decrease)	1,559,499	1,545,069	$ 19,864,161	$ 19,602,753
Class T
Shares sold	2,058,041	3,432,677	$ 26,400,264	$ 44,171,647
Reinvestment of distributions	776,230	936,819	9,967,138	12,055,637
Shares redeemed	(4,588,669)	(5,102,497)	(58,688,996)	(65,624,444)
Net increase (decrease)	(1,754,398)	(733,001)	$ (22,321,594)	$ (9,397,160)
Class B
Shares sold	277,473	401,486	$ 3,532,297	$ 5,146,784
Reinvestment of distributions	100,994	154,058	1,292,450	1,974,082
Shares redeemed	(1,602,715)	(1,876,847)	(20,454,820)	(24,024,161)
Net increase (decrease)	(1,224,248)	(1,321,303)	$ (15,630,073)	$ (16,903,295)
Class C
Shares sold	993,821	1,151,475	$ 12,716,161	$ 14,821,030
Reinvestment of distributions	120,375	139,244	1,545,884	1,791,102
Shares redeemed	(1,151,760)	(1,392,566)	(14,724,274)	(17,907,457)
Net increase (decrease)	(37,564)	(101,847)	$ (462,229)	$ (1,295,325)
Institutional Class
Shares sold	7,757,242	5,188,827	$ 98,641,561	$ 66,328,861
Reinvestment of distributions	99,076	115,403	1,261,879	1,473,273
Shares redeemed	(2,143,840)	(5,953,881)	(27,201,658)	(76,438,153)
Net increase (decrease)	5,712,478	(649,651)	$ 72,701,782	$ (8,636,019)

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Municipal Income Fund (a fund of Fidelity Advisor Series II) at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 20, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 370 funds advised by FMR or an affiliate. Mr. Curvey oversees 340 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Advisor Series II. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Capital Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Advisor Series II. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Advisor Municipal Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Advisor Municipal Income. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Advisor Municipal Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Advisor Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)
Year of Election or Appointment: 2007 Assistant Secretary of Advisor Municipal Income. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.
R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor Municipal Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor Municipal Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Advisor Municipal Income. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	12/10/07	12/07/07	$.075
Class T	12/10/07	12/07/07	$.075
Class B	12/10/07	12/07/07	$.075
Class C	12/10/07	12/07/07	$.075

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2007, $4,270,391, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2007, 100% of the fund's income dividends was free from federal income tax, and 10.89% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

HIM-UANN-1207
1.784765.104

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Municipal Income Fund -

Institutional Class

Annual Report

October 31, 2007

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2007	Past 1 year	Past 5 years	Past 10 years
Institutional Class	2.60%	4.61%	5.38%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Advisor Municipal Income Fund - Institutional Class on October 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers ® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Christine Thompson, Portfolio Manager of Fidelity® Advisor Municipal Income Fund

Municipal bonds struggled during the year ending October 31, 2007, responding to worries of higher interest rates and a global flight to quality that favored U.S. Treasury securities at the expense of nearly all other fixed-income investments. Early on, munis generated solid gains based on expectations that the Federal Reserve Board would cut interest rates in 2007 to stimulate the economy as inflation remained muted. Later, signs of stronger global economic growth found investors coming to the realization that interest rate cuts were further off in the future than originally expected. The Fed generally appeared to reinforce these new expectations, suggesting that it would stay on hold over the near term, as inflation remained its chief concern. Munis then enjoyed a reasonably strong July amid renewed hopes that the Fed might lower rates by year end to stem any economic fallout caused by the slowing housing market and the meltdown of the subprime mortgage market. After faltering in August, munis rebounded in September and October after the Fed began easing rates to stabilize the bond markets. During the 12-month period, the Lehman Brothers® Municipal Bond Index - a performance measure of nearly 42,000 investment-grade, fixed-rate, tax-exempt bonds - returned 2.91%. In comparison, the overall taxable market, as measured by the Lehman Brothers U.S. Aggregate Index, returned 5.38%.

During the past year, the fund's Class A, Class T, Class B and Class C shares gained 2.39%, 2.42%, 1.68% and 1.58%, respectively (excluding sales charges). Meanwhile, the Lehman Brothers 3 Plus Year Municipal Bond Index rose 2.78%. One primary factor aiding the fund's returns was my decision to underweight discount bonds - which are securities that trade below face value, or "par" - while overweighting intermediate-maturity premium bonds, which trade above par and generally outpaced discounts throughout much of the period. My larger-than-index stake in bonds that were prerefunded also worked to the fund's advantage. Prerefunding is a process that helped boost the bonds' returns. My comparatively large stake relative to the index in lower-quality investment-grade securities proved modestly detrimental overall. Initially, this positioning was a plus because lower-quality investment-grade bonds performed well amid robust demand for higher-yielding bonds. However, they detracted from performance in the final months of the period as the subprime mortgage market meltdown and credit contagion increasingly prompted investors to seek out the highest-quality bonds.

During the past year, the fund's Institutional Class shares gained 2.60%, while the Lehman Brothers 3 Plus Year Municipal Bond Index rose 2.78%. One primary factor aiding the fund's returns was my decision to underweight discount bonds - which are securities that trade below face value, or "par" - while overweighting intermediate-maturity premium bonds, which trade above par and generally outpaced discounts throughout much of the period. My larger-than-index stake in bonds that were prerefunded also worked to the fund's advantage. Prerefunding is a process that helped boost the bonds' returns. My comparatively large stake relative to the index in lower-quality investment-grade securities proved modestly detrimental overall. Initially, this positioning was a plus because lower-quality investment-grade bonds performed well amid robust demand for higher-yielding bonds. However, they detracted from performance in the final months of the period as the subprime mortgage market meltdown and credit contagion increasingly prompted investors to seek out the highest-quality bonds.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2007 to October 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Paid During Period* May 1, 2007 to October 31, 2007
Class A
Actual	$ 1,000.00	$ 1,010.50	$ 3.85
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.87
Class T
Actual	$ 1,000.00	$ 1,010.50	$ 3.85
HypotheticalA	$ 1,000.00	$ 1,021.37	$ 3.87
Class B
Actual	$ 1,000.00	$ 1,007.20	$ 7.18
HypotheticalA	$ 1,000.00	$ 1,018.05	$ 7.22
	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Paid During Period* May 1, 2007 to October 31, 2007
Class C
Actual	$ 1,000.00	$ 1,006.70	$ 7.64
HypotheticalA	$ 1,000.00	$ 1,017.59	$ 7.68
Institutional Class
Actual	$ 1,000.00	$ 1,011.80	$ 2.64
HypotheticalA	$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.76%
Class T	.76%
Class B	1.42%
Class C	1.51%
Institutional Class	.52%

Annual Report

Investment Changes

Top Five States as of October 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	12.1	11.2
New York	11.2	12.3
Texas	10.9	11.3
California	10.6	12.8
Washington	6.0	7.0
Top Five Sectors as of October 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.6	40.2
Health Care	10.9	11.3
Transportation	9.3	8.2
Electric Utilities	9.2	10.1
Water & Sewer	8.6	8.4
Weighted Average Maturity as of October 31, 2007
		6 months ago
Years	7.0	6.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity. Effective May 2007, the calculation was modified taking into account any maturity shortening feature such as a call, refunding or redemption provision. The prior period figure reflects this change.

Duration as of October 31, 2007
6 months ago
Years	7.0	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of October 31, 2007	As of April 30, 2007
AAA 60.7%	AAA 63.4%
AA,A 26.2%	AA,A 28.5%
BBB 6.8%	BBB 6.3%
BB and Below 1.2%	BB and Below 0.6%
Not Rated 1.1%	Not Rated 1.1%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 0.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Investments October 31, 2007

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount	Value
Arizona - 1.7%
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (d)	$ 1,300,000	$ 1,361,750
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (c)(d)	1,000,000	1,018,240
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,517,859
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	2,000,000	2,066,660
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (e)	3,750,000	2,861,550
Salt Verde Finl. Corp. Sr. Gas Rev. 5.25% 12/1/22	1,500,000	1,570,125
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/17 (AMBAC Insured)	1,000,000	1,072,170
		11,468,354
Arkansas - 0.2%
Little Rock School District Series 2001 C, 5.25% 2/1/33 (FSA Insured)	1,000,000	1,028,060
California - 10.6%
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	31,372
5% 8/1/20	6,600,000	6,917,988
5% 11/1/24 (b)	2,400,000	2,485,920
5% 6/1/27 (AMBAC Insured)	600,000	624,432
5% 9/1/27	1,410,000	1,443,234
5% 3/1/31	1,800,000	1,828,044
5% 9/1/31	1,500,000	1,524,510
5% 12/1/31 (MBIA Insured)	845,000	873,147
5% 9/1/32	1,600,000	1,624,992
5% 8/1/33	1,300,000	1,317,381
5% 9/1/33	1,800,000	1,826,820
5% 8/1/35	2,400,000	2,428,992
5% 9/1/35	3,600,000	3,648,456
5.125% 11/1/24	600,000	621,084
5.25% 2/1/16	1,000,000	1,069,820
5.25% 2/1/24	1,000,000	1,052,990
5.25% 2/1/27 (MBIA Insured)	500,000	525,145
5.25% 2/1/28	1,200,000	1,254,252
5.25% 2/1/33	2,000,000	2,060,700
5.25% 12/1/33	20,000	20,798
5.5% 11/1/33	5,400,000	5,712,660
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	$ 2,000,000	$ 2,062,900
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,747,752
Series 2005 H, 5% 6/1/18	1,425,000	1,492,602
Series 2005 K, 5% 11/1/17	2,300,000	2,428,570
California Statewide Communities Dev. Auth. Rev. (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	500,000	497,710
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	1,300,000	1,343,706
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	700,000	709,660
5% 1/15/16 (MBIA Insured)	400,000	415,652
5.75% 1/15/40	600,000	612,822
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series A:
5% 6/1/45	5,650,000	5,685,200
5% 6/1/45 (FGIC Insured)	1,000,000	1,015,710
Series A1, 5% 6/1/33	400,000	359,552
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	4,000,000	4,077,760
Series A, 5.125% 7/1/41 (MBIA Insured)	1,300,000	1,331,876
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	800,000	830,864
Monterey County Ctfs. of Prtn. 5% 8/1/19 (AMBAC Insured)	1,000,000	1,069,120
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,039,680
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,000,000	570,880
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	708,140
5.5% 5/15/20 (AMBAC Insured)	740,000	797,787
Series K, 5% 5/15/18 (MBIA Insured)	2,470,000	2,655,843
Washington Township Health Care District Rev. Series A, 5% 7/1/15	1,025,000	1,068,604
		72,415,127
Municipal Bonds - continued
	Principal Amount	Value
Colorado - 2.1%
Adams & Arapahoe Counties Joint School District #28J Aurora Series A, 5.125% 12/1/21 (FSA Insured)	$ 1,810,000	$ 1,913,767
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (e)	4,565,000	2,346,684
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	906,990
(Volunteers of America Care Proj.) Series A:
5% 7/1/14	570,000	569,322
5.3% 7/1/37	300,000	277,665
Colorado Wtr. Resources and Pwr. Dev. Auth. Clean Wtr. Rev. Series 2001 A:
5.625% 9/1/13	235,000	252,273
5.625% 9/1/14	230,000	246,905
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	4,600,000	4,811,416
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (e)	1,200,000	785,808
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/10	1,305,000	1,324,601
E-470 Pub. Hwy. Auth. Rev. Series B, 0% 9/1/20 (MBIA Insured)	1,500,000	848,835
		14,284,266
Connecticut - 0.5%
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	3,350,000	3,353,317
District Of Columbia - 2.7%
District of Columbia Gen. Oblig. Series B:
0% 6/1/12 (MBIA Insured)	1,200,000	1,002,132
5.25% 6/1/26 (FSA Insured)	6,000,000	6,102,540
District of Columbia Rev.:
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,490,000	1,562,697
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	2,500,000	2,568,825
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured) (b)	6,400,000	6,965,440
		18,201,634
Municipal Bonds - continued
	Principal Amount	Value
Florida - 2.6%
Brevard County School Board Ctfs. of Prtn. Series B, 5% 7/1/24 (AMBAC Insured)	$ 1,000,000	$ 1,041,140
Broward County School Board Ctfs. of Prtn. Series A, 5% 7/1/17 (FGIC Insured)	1,000,000	1,067,000
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	600,000	631,440
Florida Board of Ed. Series B, 5.5% 6/1/16 (FGIC Insured)	1,000,000	1,081,310
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,061,530
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series B, 5% 11/15/14	1,000,000	1,050,100
Series G:
5% 11/15/16	100,000	105,497
5.125% 11/15/18	1,000,000	1,057,340
Series 2002, 3.95%, tender 9/1/12 (c)	2,100,000	2,079,000
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15 (b)	1,335,000	1,393,513
5% 7/1/19 (b)	2,230,000	2,293,466
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	1,000,000	1,021,670
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	1,000,000	1,018,650
Miami-Dade County School Board Ctfs. of Prtn. Series A, 5% 8/1/21 (AMBAC Insured) (b)	2,000,000	2,072,220
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (MBIA Insured)	500,000	525,930
		17,499,806
Georgia - 3.1%
Atlanta Arpt. Rev. Series F, 5.25% 1/1/13 (FSA Insured) (d)	1,000,000	1,061,490
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	2,400,000	2,475,624
5% 11/1/43 (FSA Insured)	9,070,000	9,317,430
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	2,200,000	2,311,562
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (e)	1,100,000	584,837
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	2,500,000	2,595,825
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Richmond County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	$ 1,190,000	$ 632,687
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	2,500,000	1,329,175
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	2,310,000	1,228,158
		21,536,788
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (FGIC Insured) (d)	1,300,000	1,486,524
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (MBIA Insured) (d)	1,250,000	1,346,238
		2,832,762
Illinois - 12.1%
Chicago Board of Ed. Series A, 0% 12/1/16 (FGIC Insured)	1,300,000	899,574
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	6,125,000	4,409,571
0% 1/1/24 (FGIC Insured)	6,110,000	2,921,313
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/43 (AMBAC Insured)	1,040,000	1,059,230
Series 2004 A, 5% 1/1/34 (FSA Insured)	3,300,000	3,382,302
Series A:
5% 1/1/42 (AMBAC Insured)	1,700,000	1,728,101
5.25% 1/1/33 (MBIA Insured)	310,000	320,246
5.5% 1/1/38 (MBIA Insured)	255,000	267,541
5.5% 1/1/38 (Pre-Refunded to 1/1/11 @ 101) (e)	10,000	10,685
Series C, 5.5% 1/1/40 (FGIC Insured)	525,000	552,337
Chicago Midway Arpt. Rev. Series B, 6% 1/1/09 (MBIA Insured) (d)	300,000	302,643
Chicago O'Hare Int'l. Arpt. Rev.:
Series A:
5.5% 1/1/16 (AMBAC Insured) (d)	900,000	911,718
6.25% 1/1/09 (AMBAC Insured) (d)	3,325,000	3,372,082
Series B, 5% 1/1/26 (MBIA Insured) (d)	1,405,000	1,434,927
5.5% 1/1/09 (AMBAC Insured) (d)	570,000	582,380
Chicago Park District Series A, 5.5% 1/1/19 (FGIC Insured)	155,000	163,372
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21 (AMBAC Insured)	$ 1,400,000	$ 1,476,160
Cook County Gen. Oblig.:
Series B:
5% 11/15/18 (MBIA Insured)	1,000,000	1,077,640
5.25% 11/15/26 (MBIA Insured)	300,000	318,246
Series C, 5% 11/15/25 (AMBAC Insured)	1,100,000	1,136,982
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,457,928
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	1,500,000	1,578,675
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.85%, tender 5/1/08 (c)(d)	2,810,000	2,807,021
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (e)	5,900,000	2,858,904
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) 5% 12/1/38	900,000	921,726
Illinois Fin. Auth. Rev. (Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,685,720
Illinois Gen. Oblig.:
First Series, 5.75% 12/1/18 (MBIA Insured)	1,000,000	1,063,170
Series 2006, 5.5% 1/1/31	1,000,000	1,153,900
First Series, 5.5% 4/1/17 (MBIA Insured)	1,000,000	1,043,140
First Series, 5.6% 4/1/21 (MBIA Insured)	1,000,000	1,044,480
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30	3,000,000	3,101,730
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,186,856
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,048,160
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (e)	1,500,000	1,653,150
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5% 2/1/35 (FGIC Insured)	1,000,000	1,030,520
Illinois Sales Tax Rev. First Series, 6% 6/15/20	600,000	636,168
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (FSA Insured)	700,000	730,947
Series 2006 A2, 5% 1/1/31 (FSA Insured)	6,000,000	6,256,440
Joliet School District #86 Gen. Oblig. Cap. Appreciation 0% 11/1/19 (FSA Insured)	2,000,000	1,192,500
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	1,000,000	658,580
6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,337,677
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	$ 1,805,000	$ 1,019,247
Lake County Forest Preservation District Series 2007 A, 4.165% 12/15/13 (c)	1,000,000	1,000,680
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,953,768
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,070,000	1,156,970
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	3,300,000	3,587,199
Series A:
0% 6/15/16 (FGIC Insured)	2,375,000	1,675,919
0% 6/15/19 (MBIA Insured)	3,710,000	2,250,968
0% 6/15/22 (MBIA Insured)	1,100,000	570,856
0% 12/15/24 (MBIA Insured)	3,090,000	1,414,293
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (MBIA Insured)	60,000	65,360
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	1,035,900
Univ. of Illinois Univ. Revs. 0% 4/1/15 (MBIA Insured)	3,700,000	2,759,460
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000,000	758,340
		83,023,402
Indiana - 2.1%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (MBIA Insured)	1,790,000	1,949,203
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	2,600,000	3,135,470
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/11	1,500,000	1,539,525
Indiana Health Facility Fing. Auth. Rev. (Sisters of Saint Francis Health Svc. Proj.) 5.5% 11/1/31 (Pre-Refunded to 11/1/11 @ 101) (e)	1,500,000	1,624,425
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	667,360
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (d)	1,000,000	1,055,410
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	834,051
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) 5.95% 12/1/29 (d)	2,000,000	2,095,740
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	$ 1,000,000	$ 1,018,820
Wayne Township Marion County School Bldg. Corp. 5.5% 7/15/27 (MBIA Insured)	700,000	759,871
		14,679,875
Iowa - 0.8%
Coralville Urban Renewal Rev. Series C:
5% 6/1/13	1,035,000	1,063,814
5.125% 6/1/39	500,000	485,890
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)	4,000,000	4,225,280
		5,774,984
Kansas - 1.5%
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	355,941
5.25% 11/15/16	955,000	1,013,370
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	1,500,000	1,588,785
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
5% 12/1/13 (MBIA Insured)	2,390,000	2,432,542
5% 12/1/14 (MBIA Insured)	500,000	508,900
5.25% 12/1/09 (MBIA Insured)	1,420,000	1,447,591
5.25% 12/1/11 (MBIA Insured)	1,750,000	1,783,408
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,059,840
		10,190,377
Kentucky - 0.3%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	2,170,000	2,286,182
Louisiana - 1.0%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,810,393
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.):
5.375% 6/1/32 (FGIC Insured)	1,600,000	1,718,160
5.5% 6/1/41 (FGIC Insured)	1,000,000	1,081,890
New Orleans Gen. Oblig.:
0% 9/1/15 (AMBAC Insured)	700,000	504,154
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
New Orleans Gen. Oblig.: - continued
5.25% 12/1/23 (MBIA Insured)	$ 1,000,000	$ 1,058,590
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	420,000	417,320
		6,590,507
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,200,000	1,276,548
Series 2004, 5.25% 7/1/30 (FSA Insured)	1,000,000	1,056,790
		2,333,338
Maryland - 0.4%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (e)	1,665,000	1,781,051
5.75% 7/1/13 (Escrowed to Maturity) (e)	1,015,000	1,085,746
		2,866,797
Massachusetts - 4.4%
Massachusetts Gen. Oblig.:
Series A, 4.159% 5/1/37 (FGIC Insured) (c)	1,000,000	944,450
Series C:
5% 8/1/37 (AMBAC Insured)	4,800,000	5,002,608
5.25% 8/1/24 (FSA Insured)	2,200,000	2,370,170
Massachusetts Health & Edl. Facilities Auth. Rev. (New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	245,000	245,235
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/10	4,500,000	4,072,275
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
4.5% 8/15/35 (AMBAC Insured)	2,100,000	2,038,260
5% 8/15/23 (FSA Insured)	5,000,000	5,252,600
5% 8/15/30 (FSA Insured)	4,500,000	4,681,935
5% 8/15/37 (AMBAC Insured)	2,200,000	2,286,086
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	10,000	10,218
Springfield Gen. Oblig. 5% 8/1/20 (MBIA Insured)	3,335,000	3,523,061
		30,426,898
Municipal Bonds - continued
	Principal Amount	Value
Michigan - 2.2%
Allegan Pub. School District 5% 5/1/18 (MBIA Insured) (b)	$ 1,515,000	$ 1,626,504
Clarkston Cmnty. Schools 5% 5/1/12 (FSA Insured) (b)	1,100,000	1,153,515
Detroit Swr. Disp. Rev. Series B, 5% 7/1/36 (FGIC Insured)	2,800,000	2,885,120
DeWitt Pub. Schools 5% 5/1/12 (MBIA Insured) (b)	1,370,000	1,436,925
Ferris State Univ. Rev. 5% 10/1/19 (MBIA Insured)	1,440,000	1,509,264
Michigan Hosp. Fin. Auth. Rev. (McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	2,000,000	2,029,100
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	1,000,000	1,001,580
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) 6.25% 1/1/09	2,310,000	2,378,006
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,051,600
		15,071,614
Minnesota - 1.5%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthSpan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	1,800,000	1,800,234
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series A, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,054,790
Minneapolis Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2002 A, 6% 11/15/23	1,000,000	1,111,410
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	590,000	599,912
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,121,760
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,013,620
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,419,012
Series 2003 11, 5.25% 12/1/18	1,000,000	1,064,000
		10,184,738
Missouri - 0.5%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,010,000	1,062,409
Municipal Bonds - continued
	Principal Amount	Value
Missouri - continued
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Washington Univ. Proj.) Series A, 5% 1/15/37	$ 1,700,000	$ 1,764,617
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	859,444
		3,686,470
Montana - 0.4%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (c)	1,500,000	1,524,435
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,036,530
		2,560,965
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) 4.091% 12/1/17 (c)	1,100,000	1,035,331
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	1,100,000	1,131,361
5% 2/1/46	2,000,000	2,041,740
		4,208,432
Nevada - 0.5%
Clark County Arpt. Rev. Series C, 5.375% 7/1/22 (AMBAC Insured) (d)	1,000,000	1,044,720
Las Vegas Valley Wtr. District Series B:
5.25% 6/1/16 (MBIA Insured)	1,000,000	1,066,290
5.25% 6/1/17 (MBIA Insured)	1,000,000	1,062,500
		3,173,510
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(d)	1,000,000	992,950
New Jersey - 1.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	700,000	786,961
New Jersey Econ. Dev. Auth. Rev. Series 2005 O:
5.25% 3/1/21 (MBIA Insured)	1,000,000	1,074,670
5.25% 3/1/23	2,000,000	2,131,080
5.25% 3/1/25	1,500,000	1,593,450
5.25% 3/1/26	915,000	969,644
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	$ 900,000	$ 940,653
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	445,196
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,082,120
		9,023,774
New Mexico - 1.0%
Albuquerque Arpt. Rev.:
6.7% 7/1/18 (AMBAC Insured) (d)	3,970,000	4,058,491
6.75% 7/1/09 (AMBAC Insured) (d)	450,000	470,633
6.75% 7/1/11 (AMBAC Insured) (d)	1,805,000	1,977,919
		6,507,043
New York - 11.2%
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/15 (FSA Insured) (b)	600,000	643,632
Erie County Indl. Dev. Agcy. School Facilities Rev.:
(Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (FSA Insured)	1,500,000	1,653,045
Series 2004:
5.75% 5/1/17 (FSA Insured)	1,600,000	1,777,936
5.75% 5/1/21 (FSA Insured)	4,900,000	5,406,415
5.75% 5/1/25 (FSA Insured)	600,000	656,976
(City of Buffalo Proj.) Series 2003, 5.75% 5/1/21 (FSA Insured)	1,200,000	1,300,368
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	3,100,000	3,152,731
5% 2/15/47 (FGIC Insured)	1,200,000	1,231,272
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,457,372
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	1,000,000	1,038,890
New York City Gen. Oblig.:
Series 2005 G, 5% 8/1/15	1,000,000	1,076,280
Series A, 5.25% 11/1/14 (MBIA Insured)	600,000	640,530
Series J, 5.5% 6/1/19	880,000	953,542
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (d)	655,000	658,989
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Indl. Dev. Agcy. Rev. (Yankee Stadium Proj.):
5% 3/1/31 (FGIC Insured)	$ 1,000,000	$ 1,037,490
5% 3/1/36 (MBIA Insured)	700,000	723,149
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/09 (d)	1,000,000	1,011,920
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	500,000	518,125
Series 2005 D:
5% 6/15/37	400,000	411,452
5% 6/15/38	1,300,000	1,337,219
Series A, 5.125% 6/15/34 (MBIA Insured)	2,000,000	2,072,500
Series 2005 D, 5% 6/15/39	500,000	513,990
Series 2003 E, 5% 6/15/34	1,600,000	1,637,616
New York City Transitional Fin. Auth. Rev.:
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,037,330
Series A:
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (e)	10,000	10,617
6% 11/1/28 (a)	2,000,000	2,173,760
Series B:
5% 8/1/32	1,300,000	1,340,417
5.25% 2/1/29 (a)	2,000,000	2,097,420
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	1,000,000	1,037,410
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	1,500,000	1,607,940
Series C, 7.5% 7/1/10	280,000	296,069
(New York Univ. Hosp. Ctr. Proj.) Series A, 5% 7/1/14	1,000,000	1,029,580
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	1,000,000	1,091,630
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Series F:
4.875% 6/15/18	870,000	884,172
4.875% 6/15/20	795,000	807,227
5% 6/15/15	305,000	310,511
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,599,555
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	1,600,000	1,710,000
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (d)	$ 2,700,000	$ 2,763,585
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	1,115,000	1,177,986
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,057,760
5.25% 6/1/22 (AMBAC Insured)	950,000	1,003,903
5.5% 6/1/14	1,200,000	1,231,920
5.5% 6/1/16	4,700,000	4,886,872
Series C1:
5.5% 6/1/14	400,000	410,640
5.5% 6/1/15	1,700,000	1,769,292
5.5% 6/1/16	1,000,000	1,052,500
5.5% 6/1/17	1,600,000	1,682,368
5.5% 6/1/18	2,800,000	2,976,232
5.5% 6/1/19	1,600,000	1,713,824
5.5% 6/1/21	5,000,000	5,330,000
5.5% 6/1/22	1,500,000	1,595,940
		76,597,899
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (d)	500,000	509,165
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (d)	1,400,000	1,568,280
		2,077,445
North Carolina - 1.5%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,021,900
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,292,022
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	355,000	362,977
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,620,000	1,697,144
Series D, 6.7% 1/1/19	1,115,000	1,176,314
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,051,290
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/20	$ 1,000,000	$ 1,038,760
North Carolina Med. Care Commission Retirement Facilities Rev. (Southminster Proj.) 5.75% 10/1/37 (b)	1,000,000	990,060
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,388,168
		10,018,635
North Dakota - 0.2%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,250,499
Ohio - 0.9%
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000,000	1,928,820
5.875% 6/1/47	1,300,000	1,260,454
6.5% 6/1/47	2,200,000	2,287,714
Plain Local School District 6% 12/1/25 (FGIC Insured)	410,000	442,837
		5,919,825
Oklahoma - 1.1%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.25% 10/1/29 (FGIC Insured)	1,000,000	1,066,510
5.5% 10/1/21 (FGIC Insured)	1,695,000	1,853,788
Oklahoma Industries Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A:
5.75% 8/15/29 (MBIA Insured)	865,000	908,181
6% 8/15/19 (MBIA Insured)	1,740,000	1,834,308
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,577,235
		7,240,022
Oregon - 0.4%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (AMBAC Insured)	1,715,000	1,827,367
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,129,250
		2,956,617
Pennsylvania - 3.0%
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,367,925
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,061,670
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,734,913
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	$ 3,500,000	$ 3,748,535
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	700,000	871,612
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	514,412
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,126,203
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (d)	2,000,000	2,090,740
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (c)(d)	500,000	499,625
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	2,565,000	2,715,950
Philadelphia Gas Works Rev.:
Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	616,356
Series 17, 5.375% 7/1/20 (FSA Insured)	500,000	534,465
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,697,350
		20,579,756
Puerto Rico - 0.8%
Puerto Rico Govt. Dev. Bank:
Series B:
5% 12/1/10	1,000,000	1,033,290
5% 12/1/12	2,500,000	2,618,350
Series C, 5.25% 1/1/15 (d)	1,000,000	1,056,660
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	2,400,000	462,552
0% 8/1/54 (AMBAC Insured)	6,700,000	633,686
		5,804,538
Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,078,660
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (d)	4,000,000	4,417,600
		5,496,260
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - 1.4%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	$ 3,750,000	$ 3,964,575
Greenwood Fifty School Facilities Installment 5% 12/1/21	1,000,000	1,045,050
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,067,871
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) 5% 4/1/16	1,000,000	1,016,420
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (e)	1,000,000	1,130,230
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured)	1,000,000	1,064,660
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	545,000	557,497
		9,846,303
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/13	1,000,000	1,031,800
5% 12/15/15	1,500,000	1,546,305
5% 12/15/16	1,500,000	1,541,925
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/16	1,805,000	1,868,789
		5,988,819
Texas - 10.9%
Abilene Independent School District 5% 2/15/19	1,090,000	1,149,024
Aldine Independent School District (School Bldg. Proj.) 5.25% 2/15/32	2,000,000	2,121,960
Aledo Independent School District (School Bldg. Proj.) Series A, 5.125% 2/15/33	1,000,000	1,038,350
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	980,040
Austin Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,076,374
Boerne Independent School District 5.25% 2/1/35	1,500,000	1,564,680
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,102,960
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,059,051
Cypress-Fairbanks Independent School District Series A:
0% 2/15/14	3,200,000	2,495,584
0% 2/15/16	1,400,000	993,244
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.:
Series A, 5.25% 11/1/12 (MBIA Insured) (d)	$ 1,000,000	$ 1,059,270
5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (d)	2,500,000	2,583,325
Denton Independent School District 5% 8/15/33	1,600,000	1,633,936
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,280,000	1,329,856
Garland Independent School District 5.5% 2/15/19	2,500,000	2,602,850
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (MBIA Insured)	1,000,000	1,061,590
Harris County Gen. Oblig.:
0% 10/1/17 (MBIA Insured)	2,500,000	1,649,850
0% 8/15/24 (MBIA Insured)	1,000,000	463,200
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,043,230
Houston Arpt. Sys. Rev. Series A, 5.625% 7/1/19 (FSA Insured) (d)	1,000,000	1,056,170
Houston Independent School District 0% 8/15/13	1,300,000	1,037,621
Humble Independent School District:
Series 2005 B, 5.25% 2/15/20 (FGIC Insured)	1,800,000	1,936,044
0% 2/15/17	1,000,000	678,790
Hurst Euless Bedford Independent School District 0% 8/15/11	1,000,000	868,730
Kermit Independent School District 5.25% 2/15/32	700,000	742,686
Lamar Consolidated Independent School District 5% 2/15/20	1,000,000	1,061,670
Lampasas Independent School District (School Bldg. Proj.) 5.25% 2/15/32	1,000,000	1,059,080
Lewisville Independent School District 0% 8/15/19	2,340,000	1,401,496
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	1,100,000	1,161,622
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C:
5% 5/15/33 (AMBAC Insured)	700,000	715,918
5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,065,000
Mansfield Independent School District:
5.375% 2/15/26	145,000	150,787
5.5% 2/15/17	25,000	26,672
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,067,435
New Caney Independent School District 5.25% 2/15/37	1,000,000	1,059,540
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Central Texas Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	$ 1,230,000	$ 1,325,177
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,029,210
Series 2005 A, 5% 1/1/35 (FSA Insured) (b)	1,000,000	1,026,550
Northside Independent School District 5.5% 2/15/15	940,000	994,106
Northwest Texas Independent School District 5.5% 8/15/21	170,000	182,097
Pampa Independent School District 5% 8/15/36	1,000,000	1,032,740
Prosper Independent School District:
5.125% 8/15/30	400,000	417,292
5.375% 8/15/37	2,000,000	2,155,100
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (c)(d)	4,645,000	4,594,602
San Marcos Consolidated Independent School District 5% 8/1/20	1,525,000	1,596,782
Spring Branch Independent School District 5.375% 2/1/18	345,000	360,321
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,700,000	4,090,034
0% 9/1/11 (Escrowed to Maturity) (e)	50,000	43,560
0% 9/1/15 (MBIA Insured)	1,100,000	802,021
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	440,000	452,219
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	4,100,000	4,362,974
5.75% 8/15/38 (AMBAC Insured)	3,775,000	4,079,907
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,000,000	1,026,260
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (e)	1,000,000	1,101,520
White Settlement Independent School District 5.75% 8/15/34	1,440,000	1,560,226
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35,000	36,970
		74,367,303
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6.5% 7/1/09 (AMBAC Insured)	365,000	383,046
Municipal Bonds - continued
	Principal Amount	Value
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	$ 400,000	$ 426,808
6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,076,900
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,027,690
		2,531,398
Washington - 6.0%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/17 (MBIA Insured)	1,000,000	664,240
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (d)	1,715,000	1,782,502
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (FGIC Insured) (d)	1,950,000	2,032,446
King County Gen. Oblig. 5% 1/1/35 (FGIC Insured)	1,050,000	1,081,101
King County Swr. Rev. Series B, 5.125% 1/1/33 (FSA Insured)	2,800,000	2,886,884
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (d)	3,000,000	3,071,760
Spokane County School District #81 5.25% 12/1/18 (FSA Insured)	1,000,000	1,063,390
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,059,870
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (MBIA Insured)	1,000,000	1,099,700
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	1,000,000	1,042,990
5.25% 1/1/26 (FSA Insured)	1,000,000	1,036,360
Series B, 5% 7/1/28 (FSA Insured)	1,095,000	1,137,245
Series E, 5% 1/1/29 (MBIA Insured)	1,000,000	1,035,190
Series R 97A, 0% 7/1/19 (MBIA Insured)	1,200,000	729,180
Series S5, 0% 1/1/18 (FGIC Insured)	1,000,000	653,700
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,000,000	3,193,470
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,180,951
		40,750,979
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 1.2%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	$ 795,000	$ 820,941
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	335,000	356,541
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	69,282
5.5% 3/1/17 (Pre-Refunded to 3/1/12 @ 100) (e)	1,095,000	1,163,087
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	992,260
Series B, 6% 2/15/25	1,500,000	1,543,620
(Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/16	1,000,000	1,039,990
5.75% 8/15/30 (Pre-Refunded to 2/15/12 @ 101) (e)	1,500,000	1,638,960
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (e)	600,000	667,374
		8,292,055
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $645,768,624)	656,303,369
NET OTHER ASSETS - 4.0%	27,436,958
NET ASSETS - 100%	$ 683,740,327
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	38.6%
Health Care	10.9%
Transportation	8.8%
Electric Utilities	9.2%
Water & Sewer	8.6%
Special Tax	7.3%
Others* (individually less than 5%)	16.6%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2007
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $645,768,624)		$ 656,303,369
Cash		40,845,039
Receivable for fund shares sold		2,935,431
Interest receivable		9,490,062
Prepaid expenses		313
Other receivables		22,718
Total assets		709,596,932

Liabilities
Payable for investments purchased Regular delivery	$ 1,239,431
Delayed delivery	20,938,464
Payable for fund shares redeemed	2,418,116
Distributions payable	705,044
Accrued management fee	194,757
Distribution fees payable	178,880
Other affiliated payables	139,473
Other payables and accrued expenses	42,440
Total liabilities		25,856,605

Net Assets		$ 683,740,327
Net Assets consist of:
Paid in capital		$ 668,670,415
Undistributed net investment income		382,136
Accumulated undistributed net realized gain (loss) on investments		4,153,031
Net unrealized appreciation (depreciation) on investments		10,534,745
Net Assets		$ 683,740,327

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2007
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($160,903,199 ÷ 12,653,623 shares)	$ 12.72

Maximum offering price per share (100/96.00 of $12.72)	$ 13.25
Class T: Net Asset Value and redemption price per share ($281,113,484 ÷ 22,056,307 shares)	$ 12.75

Maximum offering price per share (100/96.00 of $12.75)	$ 13.28
Class B: Net Asset Value and offering price per share ($48,171,962 ÷ 3,797,347 shares)A	$ 12.69

Class C: Net Asset Value and offering price per share ($60,970,680 ÷ 4,786,201 shares)A	$ 12.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($132,581,002 ÷ 10,467,840 shares)	$ 12.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Year ended October 31, 2007
Investment Income
Interest		$ 28,848,351

Expenses
Management fee	$ 2,339,911
Transfer agent fees	688,134
Distribution fees	2,175,094
Accounting fees and expenses	152,573
Custodian fees and expenses	9,705
Independent trustees' compensation	2,213
Registration fees	88,628
Audit	53,432
Legal	4,414
Miscellaneous	5,594
Total expenses before reductions	5,519,698
Expense reductions	(194,737)	5,324,961
Net investment income		23,523,390
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,674,433
Change in net unrealized appreciation (depreciation) on investment securities		(14,230,826)
Net gain (loss)		(9,556,393)
Net increase (decrease) in net assets resulting from operations		$ 13,966,997

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2007	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,523,390	$ 25,252,552
Net realized gain (loss)	4,674,433	5,675,829
Change in net unrealized appreciation (depreciation)	(14,230,826)	4,279,338
Net increase (decrease) in net assets resulting from operations	13,966,997	35,207,719
Distributions to shareholders from net investment income	(23,472,444)	(25,274,196)
Distributions to shareholders from net realized gain	(4,708,167)	(8,244,683)
Total distributions	(28,180,611)	(33,518,879)
Share transactions - net increase (decrease)	54,152,047	(16,629,046)
Total increase (decrease) in net assets	39,938,433	(14,940,206)

Net Assets
Beginning of period	643,801,894	658,742,100
End of period (including undistributed net investment income of $382,136 and distributions in excess of net investment income of $193,440, respectively)	$ 683,740,327	$ 643,801,894

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 13.00	$ 12.97	$ 13.28	$ 13.00	$ 12.87
Income from Investment Operations
Net investment income C	.488	.504	.521	.533	.539
Net realized and unrealized gain (loss)	(.185)	.193	(.201)	.301	.137
Total from investment operations	.303	.697	.320	.834	.676
Distributions from net investment income	(.488)	(.505)	(.520)	(.532)	(.544)
Distributions from net realized gain	(.095)	(.162)	(.110)	(.022)	(.002)
Total distributions	(.583)	(.667)	(.630)	(.554)	(.546)
Net asset value, end of period	$ 12.72	$ 13.00	$ 12.97	$ 13.28	$ 13.00
Total Return A, B	2.39%	5.56%	2.46%	6.56%	5.33%
Ratios to Average Net Assets D
Expenses before reductions	.73%	.68%	.69%	.69%	.68%
Expenses net of fee waivers, if any	.73%	.68%	.69%	.69%	.68%
Expenses net of all reductions	.70%	.63%	.67%	.69%	.68%
Net investment income	3.82%	3.93%	3.96%	4.07%	4.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 160,903	$ 144,183	$ 123,844	$ 101,763	$ 87,406
Portfolio turnover rate	27%	26%	22%	17%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 13.00	$ 13.31	$ 13.03	$ 12.89
Income from Investment Operations
Net investment incomeC	.484	.493	.509	.522	.529
Net realized and unrealized gain (loss)	(.177)	.181	(.202)	.299	.144
Total from investment operations	.307	.674	.307	.821	.673
Distributions from net investment income	(.482)	(.492)	(.507)	(.519)	(.531)
Distributions from net realized gain	(.095)	(.162)	(.110)	(.022)	(.002)
Total distributions	(.577)	(.654)	(.617)	(.541)	(.533)
Net asset value, end of period	$ 12.75	$ 13.02	$ 13.00	$ 13.31	$ 13.03
Total Return A, B	2.42%	5.36%	2.35%	6.44%	5.30%
Ratios to Average Net Assets D
Expenses before reductions	.77%	.78%	.79%	.79%	.78%
Expenses net of fee waivers, if any	.77%	.78%	.79%	.79%	.78%
Expenses net of all reductions	.74%	.73%	.77%	.78%	.77%
Net investment income	3.78%	3.83%	3.86%	3.97%	4.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 281,113	$ 310,132	$ 318,973	$ 319,734	$ 340,542
Portfolio turnover rate	27%	26%	22%	17%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 12.94	$ 13.25	$ 12.98	$ 12.85
Income from Investment Operations
Net investment incomeC	.398	.407	.421	.435	.443
Net realized and unrealized gain (loss)	(.185)	.193	(.200)	.291	.136
Total from investment operations	.213	.600	.221	.726	.579
Distributions from net investment income	(.398)	(.408)	(.421)	(.434)	(.447)
Distributions from net realized gain	(.095)	(.162)	(.110)	(.022)	(.002)
Total distributions	(.493)	(.570)	(.531)	(.456)	(.449)
Net asset value, end of period	$ 12.69	$ 12.97	$ 12.94	$ 13.25	$ 12.98
Total Return A, B	1.68%	4.78%	1.70%	5.70%	4.56%
Ratios to Average Net Assets D
Expenses before reductions	1.43%	1.44%	1.45%	1.44%	1.43%
Expenses net of fee waivers, if any	1.43%	1.44%	1.45%	1.44%	1.43%
Expenses net of all reductions	1.40%	1.39%	1.42%	1.44%	1.42%
Net investment income	3.12%	3.17%	3.21%	3.32%	3.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,172	$ 65,114	$ 82,084	$ 97,487	$ 110,853
Portfolio turnover rate	27%	26%	22%	17%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 12.99	$ 13.30	$ 13.02	$ 12.89
Income from Investment Operations
Net investment incomeC	.388	.396	.410	.423	.430
Net realized and unrealized gain (loss)	(.187)	.192	(.202)	.300	.135
Total from investment operations	.201	.588	.208	.723	.565
Distributions from net investment income	(.386)	(.396)	(.408)	(.421)	(.433)
Distributions from net realized gain	(.095)	(.162)	(.110)	(.022)	(.002)
Total distributions	(.481)	(.558)	(.518)	(.443)	(.435)
Net asset value, end of period	$ 12.74	$ 13.02	$ 12.99	$ 13.30	$ 13.02
Total ReturnA, B	1.58%	4.66%	1.59%	5.65%	4.44%
Ratios to Average Net AssetsD
Expenses before reductions	1.52%	1.53%	1.54%	1.54%	1.53%
Expenses net of fee waivers, if any	1.52%	1.53%	1.54%	1.54%	1.53%
Expenses net of all reductions	1.49%	1.48%	1.52%	1.54%	1.52%
Net investment income	3.03%	3.08%	3.11%	3.22%	3.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,971	$ 62,799	$ 63,984	$ 58,984	$ 59,423
Portfolio turnover rate	27%	26%	22%	17%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 12.95	$ 12.92	$ 13.24	$ 12.96	$ 12.83
Income from Investment Operations
Net investment income B	.508	.520	.540	.551	.556
Net realized and unrealized gain (loss)	(.180)	.196	(.208)	.304	.139
Total from investment operations	.328	.716	.332	.855	.695
Distributions from net investment income	(.513)	(.524)	(.542)	(.553)	(.563)
Distributions from net realized gain	(.095)	(.162)	(.110)	(.022)	(.002)
Total distributions	(.608)	(.686)	(.652)	(.575)	(.565)
Net asset value, end of period	$ 12.67	$ 12.95	$ 12.92	$ 13.24	$ 12.96
Total Return A	2.60%	5.73%	2.56%	6.75%	5.50%
Ratios to Average Net Assets C
Expenses before reductions	.53%	.54%	.53%	.54%	.54%
Expenses net of fee waivers, if any	.53%	.54%	.53%	.54%	.54%
Expenses net of all reductions	.50%	.49%	.51%	.53%	.53%
Net investment income	4.02%	4.07%	4.13%	4.23%	4.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 132,581	$ 61,573	$ 69,857	$ 44,164	$ 44,960
Portfolio turnover rate	27%	26%	22%	17%	26%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2007

1. Organization.

Fidelity Advisor Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. Certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 14,385,685
Unrealized depreciation	(3,879,898)
Net unrealized appreciation (depreciation)	10,505,787
Undistributed ordinary income	8,894
Undistributed long-term capital gain	3,824,613

Cost for federal income tax purposes	$ 645,797,582

The tax character of distributions paid was as follows:

	October 31, 2007	October 31, 2006
Tax-exempt Income	$ 23,472,444	$ 25,274,196
Ordinary Income	-	458,038
Long-term Capital Gains	4,708,167	7,786,645
Total	$ 28,180,611	$ 33,518,879

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $197,437,735 and $170,340,874, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 309,335	$ 16,419
Class T	0%	.25%	744,572	15,697
Class B	.65%	.25%	501,995	363,847
Class C	.75%	.25%	619,192	94,759
			$ 2,175,094	$ 490,722

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service fee from .15% to .25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares(4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 39,047
Class T	16,927
Class B*	121,070
Class C*	7,224
$ 184,268

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 152,774.10
Class T	318,369.11
Class B	64,716.12
Class C	66,736.11
Institutional Class	85,539.11
	$ 688,134

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,349 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $9,705 and $144,372, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 8,651
Class T	20,359
Class B	3,039
Class C	3,612
Institutional Class	3,828
$ 39,489

Annual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2007	2006
From net investment income
Class A	$ 5,645,681	$ 5,475,285
Class T	11,211,828	12,053,776
Class B	1,743,488	2,316,388
Class C	1,867,071	1,936,779
Institutional Class	3,004,376	3,491,968
Total	$ 23,472,444	$ 25,274,196
From net realized gain
Class A	$ 1,058,491	$ 1,555,692
Class T	2,260,436	3,978,415
Class B	465,204	1,007,878
Class C	456,116	788,459
Institutional Class	467,920	914,239
Total	$ 4,708,167	$ 8,244,683

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Years ended October 31,		Dollars Years ended October 31,
	2007	2006	2007	2006
Class A
Shares sold	4,272,472	4,948,217	$ 54,522,728	$ 63,420,086
Reinvestment of distributions	345,997	371,154	4,430,985	4,767,130
Shares redeemed	(3,058,970)	(3,774,302)	(39,089,552)	(48,584,463)
Net increase (decrease)	1,559,499	1,545,069	$ 19,864,161	$ 19,602,753
Class T
Shares sold	2,058,041	3,432,677	$ 26,400,264	$ 44,171,647
Reinvestment of distributions	776,230	936,819	9,967,138	12,055,637
Shares redeemed	(4,588,669)	(5,102,497)	(58,688,996)	(65,624,444)
Net increase (decrease)	(1,754,398)	(733,001)	$ (22,321,594)	$ (9,397,160)
Class B
Shares sold	277,473	401,486	$ 3,532,297	$ 5,146,784
Reinvestment of distributions	100,994	154,058	1,292,450	1,974,082
Shares redeemed	(1,602,715)	(1,876,847)	(20,454,820)	(24,024,161)
Net increase (decrease)	(1,224,248)	(1,321,303)	$ (15,630,073)	$ (16,903,295)
Class C
Shares sold	993,821	1,151,475	$ 12,716,161	$ 14,821,030
Reinvestment of distributions	120,375	139,244	1,545,884	1,791,102
Shares redeemed	(1,151,760)	(1,392,566)	(14,724,274)	(17,907,457)
Net increase (decrease)	(37,564)	(101,847)	$ (462,229)	$ (1,295,325)
Institutional Class
Shares sold	7,757,242	5,188,827	$ 98,641,561	$ 66,328,861
Reinvestment of distributions	99,076	115,403	1,261,879	1,473,273
Shares redeemed	(2,143,840)	(5,953,881)	(27,201,658)	(76,438,153)
Net increase (decrease)	5,712,478	(649,651)	$ 72,701,782	$ (8,636,019)

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Municipal Income Fund (a fund of Fidelity Advisor Series II) at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 20, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 370 funds advised by FMR or an affiliate. Mr. Curvey oversees 340 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series II. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Advisor Series II. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Capital Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Advisor Series II. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Advisor Municipal Income. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (51)

Year of Election or Appointment: 2006

Vice President of Advisor Municipal Income. Mr. Greer also serves as Vice President of certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as Vice President of certain Fidelity Equity Funds (2005-2007), a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. Mr. Greer also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Thomas J. Silvia (46)

Year of Election or Appointment: 2005

Vice President of Advisor Municipal Income. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present) and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Vice President of certain Balanced Funds (2005-2007), certain Asset Allocation Funds (2005-2007), a Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Eric D. Roiter (58)

Year of Election or Appointment: 1998

Secretary of Advisor Municipal Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)
Year of Election or Appointment: 2007 Assistant Secretary of Advisor Municipal Income. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.
R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor Municipal Income. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor Municipal Income. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Municipal Income. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Municipal Income. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Municipal Income. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Advisor Municipal Income. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Municipal Income. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	12/10/07	12/07/07	$.075

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2007, $4,270,391 or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2007, 100% of the fund's income dividends was free from federal income tax, and 10.89% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Municipal Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund's below-benchmark performance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
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HIMI-UANN-1207
1.784766.104

Item 2. Code of Ethics

As of the end of the period, October 31, 2007, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended October 31, 2007 and October 31, 2006, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Advisor Municipal Income Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Fidelity Advisor Municipal Income Fund	$47,000	$44,000
All funds in the Fidelity Group of Funds audited by PwC	$14,400,000	$13,400,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended October 31, 2007 and October 31, 2006, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Fidelity Advisor Municipal Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended October 31, 2007 and October 31, 2006, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended October 31, 2007 and October 31, 2006, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2007A	2006A
Fidelity Advisor Municipal Income Fund	$2,900	$2,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended October 31, 2007 and October 31, 2006, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended October 31, 2007 and October 31, 2006, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the fund is shown in the table below.

Fund	2007A	2006A
Fidelity Advisor Municipal Income Fund	$1,600	$1,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended October 31, 2007 and October 31, 2006, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A
PwC	$275,000	$20,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2007 and October 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2007 and October 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2007 and October 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2007 and October 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2007 and October 31, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2007 and October 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not applicable.

(g) For the fiscal years ended October 31, 2007 and October 31, 2006, the aggregate fees billed by PwC of $2,005,000A and $725,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$280,000	$25,000
Non-Covered Services	$1,725,000	$700,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	December 27, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	December 27, 2007